August 29, 2016

VIA ELECTRONIC FILING

Office of Disclosure Review
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	Wakefield Alternative Series Trust, Files Nos.: 333-177169; 811-22612

Ladies and Gentlemen:

On behalf of Wakefield Alternative Series Trust, a registered investment company (the "Trust"), we hereby submit, via electronic filing, Post-Effective Amendment No. 5 to the Trust's Registration Statement on Form N-1A (the "Amendment").  The Amendment is filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended.  The purpose of this filing is make certain changes to the principal investment strategies and principal investment risks for Wakefield Managed Futures Strategy Fund..

If you have any questions concerning this filing, please contact Andrew Davalla at (614) 469-3353.

Very truly yours,

/s/ Andrew Davalla

Thompson Hine llp	41 South High Street	www.ThompsonHine.com
Attorneys at Law	Suite 1700	Phone: 614.469.3200
	Columbus, Ohio 43215-6101	Fax: 614.469.3361